Note 6 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other expenses by nature [text block]
	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Other expenses	2016	2016	2017	2018
Marketing and distribution	22,550	7,980	30,971	31,581
Hosting	7,894	2,215	12,105	10,146
Audit, legal and other advisory services	1,577	6,359	3,529	8,324
Software license fees	1,068	253	1,346	1,799
Rent and other office expenses	3,407	545	4,304	4,573
Travel	1,880	983	1,775	2,058
Other	4,110	698	4,622	1,517
Total	42,486	19,032	58,652	59,997